CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Condensed Interim Consolidated Statements Of Comprehensive Income
Net income (loss)	$ (1,358)	$ 215
Other comprehensive loss, net:
Change in foreign currency translation adjustment		(359)
Total comprehensive loss	(1,358)	(144)
Comprehensive loss attributable to non-controlling interest		(127)
Comprehensive loss attributable to RADA Electronic Industries' shareholders	$ (1,358)	$ (17)